UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13f Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol             Chief Compliance Officer        (860)509-2233
--------------------------------------------------------------------------------
Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ William E. Bartol
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
11/03/2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.

                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           35

Form 13F Table Value Total:  403,040
                             (thousands)

Name of Issuer                 Title of Class  CUSIP       Value    Shares        Inv.       Other    Voting Authority
                                                              x1000                  Discretion Managers Sole       Shared   None
Alexandria Real Estate Equitie    COM             015271109   9,316    99,320        SOLE       N/A      85,750     0        13,570
Archstone-Smith OPR Trust         COM             039583109   16,817   308,902       SOLE       N/A      264,922    0        43,980
Avalon Bay Communities, Inc.      COM             053484101   14,649   121,673       SOLE       N/A      105,253    0        16,420
Boston Properties, Inc.           COM             101121101   18,206   176,180       SOLE       N/A      152,220    0        23,960
Camden Property Trust             COM             133131102   4,047    53,241        SOLE       N/A      45,941     0        7,300
Developers Diversified Realty     COM             251591103   9,228    165,500       SOLE       N/A      141,700    0        23,800
Equity Office Properties Trust    COM             294741103   21,239   534,180       SOLE       N/A      461,710    0        72,470
Federal Realty Investment Tr      SH BEN INT NEW  313747206   3,302    44,440        SOLE       N/A      38,440	    0        6,000
General Growth Properties         COM             370021107   27,054   567,763       SOLE       N/A      491,963    0        75,800
Gramercy Capital Corp.            COM             384871109   4,210    167,000       SOLE       N/A      142,700    0        24,300
Macerich Company                  COM             554382101   6,468    84,700        SOLE       N/A      73,500     0        11,200
Nationwide Health PPTYS Inc.      COM             638620104   6,468    241,900       SOLE       N/A      210,400    0        31,500
ProLogis Trust                    SH BEN INT      743410102   23,016   403,370       SOLE       N/A      348,870    0        54,500
Regency Centers Corporation       COM             758849103   14,724   214,141       SOLE       N/A      185,471    0        28,670
Simon Property Group, Inc.        COM             828806109   26,227   289,421       SOLE       N/A      251,421    0        38,000
Sunstone Hotels Investors, Inc    COM             867892101   6,179    207,900       SOLE       N/A      178,900    0        29,000
Taubman Centers, Inc.             COM             876664103   4,553    102,500       SOLE       N/A      88,900     0        13,600
Vornado Realty Trust              SH BEN INT      929042109   25,876   237,396       SOLE       N/A      205,896    0        31,500
Weingarten Realty Investors       SH BEN INT      948741103   10,484   243,690       SOLE       N/A      210,790    0        32,900
BioMed Realty Trust, Inc.         COM             09063H107   12,570   414,300       SOLE       N/A      358,400    0        55,900
Corporate Office Properties       SH BEN INT      22002T108   4,538    101,390       SOLE       N/A      87,600     0        13,790
Equity Residential                SH BEN INT      29476L107   20,557   406,424       SOLE       N/A      347,924    0        58,500
Extra Space Storage, Inc.         COM             30225T102   2,770    160,000       SOLE       N/A      138,400    0        21,600
First Potomac Realty Trust        COM             33610F109   4,225    139,800       SOLE       N/A      121,100    0        18,700
Health Care REIT, Inc.            COM             42217K106   12,915   322,800       SOLE       N/A      280,000    0        42,800
Host Hotels & Resorts, Inc.       COM             44107P104   6,907    301,217       SOLE       N/A      261,217    0        40,000
Innkeepers USA Trust              COM             4576J0104   2,476    151,990       SOLE       N/A      131,490    0        20,500
Kilroy Realty Corporation         COM             49427F108   4,750    63,049        SOLE       N/A      54,349     0        8,700
Kimco Realty Corporation          COM             49446R109   18,648   434,999       SOLE       N/A      376,599    0        58,400
NorthStar Realty Finance Corp     COM             66704R100   12,792   1,007,210     SOLE       N/A      871,310    0        135,900
Public Storage, Inc.              COM             74460D109   14,552   169,228       SOLE       N/A      146,528    0        22,700
Reckson Assoc Realty Corp.        COM             75621K106   6,420    150,000       SOLE       N/A      129,600    0        20,400
S L Green Realty Corp.            COM             78440X101   14,387   128,804       SOLE       N/A      111,424    0        17,380
Strategic Hotels & Resorts        COM             86272T106   6,708    337,400       SOLE       N/A      291,400    0        46,000
Ventas, Inc.                      COM             92276F100   5,761    149,493       SOLE       N/A      128,293    0        21,200



November 6, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
September 30, 2006.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer